Share Capital - Disclosure of Detail of Change in Founders' Warrants, Warrants, Stock Options and Free Shares (Details)																								12 Months Ended
	Jun. 22, 2022 shares € / shares	Apr. 14, 2022 shares € / shares	Mar. 11, 2022 shares	Jun. 21, 2021 shares € / shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares uSDollarPerEuro	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																								2,972,860			2,414,654
Number of shares issued (in shares)																								0
Outstanding, end of period (in shares)																								3,513,246			2,972,860
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																								715,291			718,767
Number of shares issued (in shares)																								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(100,565)			(3,476)
Outstanding, end of period (in shares)																								614,726			715,291
Number of shares issuable (in shares)																								574,773	574,773	574,773	653,911
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 6.63
Outstanding, beginning of period (in shares)																								100,000			100,000
Number of shares issued (in shares)																						100,000		0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(100,000)			0
Outstanding, end of period (in shares)																								0			100,000
Number of shares issuable (in shares)																								0	0	0	100,000
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																				€ 5.92
Outstanding, beginning of period (in shares)																								50,000			50,000
Number of shares issued (in shares)																				50,000				0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								50,000			50,000
Number of shares issuable (in shares)																								50,000	50,000	50,000	50,000
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																			€ 18.68
Outstanding, beginning of period (in shares)																								86,150			86,150
Number of shares issued (in shares)																			97,200					0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								86,150			86,150
Number of shares issuable (in shares)																								86,150	86,150	86,150	86,150
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 18.57
Outstanding, beginning of period (in shares)																								68,450			68,450
Number of shares issued (in shares)																		71,650						0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								68,450			68,450
Number of shares issuable (in shares)																								68,450	68,450	68,450	68,450
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 20.28
Outstanding, beginning of period (in shares)																								30,350			30,700
Number of shares issued (in shares)																	53,050							0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			(350)
Outstanding, end of period (in shares)																								30,350			30,350
Number of shares issuable (in shares)																								30,350	30,350	30,350	30,350
BSPCE 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 14.46
Outstanding, beginning of period (in shares)																								200,841			202,617
Number of shares issued (in shares)																								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(215)			(1,776)
Outstanding, end of period (in shares)																								200,626			200,841
Number of shares issuable (in shares)																								160,673	160,673	160,673	139,461
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 15.93
Outstanding, beginning of period (in shares)																								179,500			180,850
Number of shares issued (in shares)																								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(350)			(1,350)
Outstanding, end of period (in shares)																								179,150			179,500
Number of shares issuable (in shares)																								179,150	179,150	179,150	179,500
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																								263,251			263,028
Number of shares issued (in shares)																								0			78,103
Exercised (in shares)																								0			0
Forfeited (in shares)																								(78,000)			(77,880)
Outstanding, end of period (in shares)																								185,251			263,251
Number of shares issuable (in shares)																								20,431	20,431	20,431	36,000
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																							€ 6.00
Outstanding, beginning of period (in shares)																								30,000			30,000
Number of shares issued (in shares)																							52,500	0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(30,000)			0
Outstanding, end of period (in shares)																								0			30,000
Number of shares issuable (in shares)																								0	0	0	30,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																					€ 6.37
Outstanding, beginning of period (in shares)																								6,000			6,000
Number of shares issued (in shares)																					10,000			0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								6,000			6,000
Number of shares issuable (in shares)																								6,000	6,000	6,000	6,000
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																			€ 17.67						€ 17.67
Outstanding, beginning of period (in shares)																								10,000			10,000
Number of shares issued (in shares)																			14,000					0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								10,000			10,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 17.67
Outstanding, beginning of period (in shares)																								21,000			21,000
Number of shares issued (in shares)																		26,000						0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								21,000			21,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																€ 19.54
Outstanding, beginning of period (in shares)																								64,000			64,000
Number of shares issued (in shares)																64,000								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								64,000			64,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															13.74
Outstanding, beginning of period (in shares)																								0			36,208
Number of shares issued (in shares)																											0
Exercised (in shares)																											0
Forfeited (in shares)																											(36,208)
Outstanding, end of period (in shares)																											0
Number of shares issuable (in shares)																											0
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 15.01
Outstanding, beginning of period (in shares)																								0			8,000
Number of shares issued (in shares)														8,000													0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			(8,000)
Outstanding, end of period (in shares)																								0			0
Number of shares issuable (in shares)																											0
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 15.76
Outstanding, beginning of period (in shares)																								18,000			18,000
Number of shares issued (in shares)													18,000											0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(18,000)			0
Outstanding, end of period (in shares)																								0			18,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 13.550
Outstanding, beginning of period (in shares)																								28,000			28,000
Number of shares issued (in shares)												28,000												0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								28,000			28,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 16.10
Outstanding, beginning of period (in shares)																								5,820			5,820
Number of shares issued (in shares)											5,820													0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								5,820			5,820
Number of shares issuable (in shares)																								0	0	0	0
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 11.66
Outstanding, beginning of period (in shares)																								18,000			18,000
Number of shares issued (in shares)										18,000														0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								18,000			18,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares							€ 6.59
Outstanding, beginning of period (in shares)																								18,000			18,000
Number of shares issued (in shares)							18,000																	0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								18,000			18,000
Number of shares issuable (in shares)																								0	0	0	0
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares					€ 13.47	€ 13.47				€ 13.47
Outstanding, beginning of period (in shares)																								14,431			0
Number of shares issued (in shares)						48,103																		0			48,103
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			(33,672)
Outstanding, end of period (in shares)																								14,431			14,431
Number of shares issuable (in shares)																								14,431	14,431	14,431	0
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares					€ 13.64	€ 13.64	€ 13.64
Outstanding, beginning of period (in shares)																								30,000			0
Number of shares issued (in shares)						30,000																		0			30,000
Exercised (in shares)																								0			0
Forfeited (in shares)																								(30,000)			0
Outstanding, end of period (in shares)																								0			30,000
Number of shares issuable (in shares)																								0	0	0	0
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)																								1,583,806			986,359
Issued (in shares)																								600,900			691,200
Exercised (in shares)																								0			0
Forfeited (in shares)																								(125,183)			(93,753)
Outstanding at end of period (in shares)																								2,059,523			1,583,806
Number of shares issuable (in shares)																								395,719	395,719	395,719	247,932
OSA 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 13.05
Outstanding at beginning of period (in shares)																								400			400
Issued (in shares)																								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								400			400
Number of shares issuable (in shares)																								240	240	240	120
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 14.26
Outstanding at beginning of period (in shares)																								4,000			4,000
Issued (in shares)														4,000										0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								4,000			4,000
Number of shares issuable (in shares)																								4,000	4,000	4,000	4,000
OSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 14.97
Outstanding at beginning of period (in shares)																								500			500
Issued (in shares)																								0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								500			500
Number of shares issuable (in shares)																								500	500	500	500
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 12.87
Outstanding at beginning of period (in shares)																								52,000			52,000
Issued (in shares)												62,000												0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								52,000			52,000
Number of shares issuable (in shares)																								52,000	52,000	52,000	52,000
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 11.08
Outstanding at beginning of period (in shares)																								28,250			28,750
Issued (in shares)										37,500														0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(2,500)			(500)
Outstanding at end of period (in shares)																								25,750			28,250
Number of shares issuable (in shares)																								25,750	25,750	25,750	19,165
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares									€ 6.41
Outstanding at beginning of period (in shares)																								500,000			500,000
Issued (in shares)									500,000															0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								500,000			500,000
Number of shares issuable (in shares)																								0	0	0	0
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 6.25
Outstanding at beginning of period (in shares)																								387,456			400,709
Issued (in shares)								407,972																0			0
Exercised (in shares)																								0			0
Forfeited (in shares)																								(6,283)			(13,253)
Outstanding at end of period (in shares)																								381,173			387,456
Number of shares issuable (in shares)																								274,610	274,610	274,610	172,147
OSA 2021-04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares						€ 13.74
Outstanding at beginning of period (in shares)																								491,200			0
Issued (in shares)						571,200																		0			571,200
Exercised (in shares)																								0			0
Forfeited (in shares)																								(70,000)			(80,000)
Outstanding at end of period (in shares)																								421,200			491,200
Number of shares issuable (in shares)																								18,619	18,619	18,619	0
OSA 2021-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares				€ 12.99
Outstanding at beginning of period (in shares)																								120,000			0
Issued (in shares)				120,000																				0			120,000
Exercised (in shares)																								0			0
Forfeited (in shares)																								0			0
Outstanding at end of period (in shares)																								120,000			120,000
Number of shares issuable (in shares)																								20,000	20,000	20,000	0
OSA 2022-001
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 6.17		€ 6.17
Outstanding at beginning of period (in shares)																								0
Issued (in shares)		20,000																						20,000
Exercised (in shares)																								0
Forfeited (in shares)																								(20,000)
Outstanding at end of period (in shares)																								0			0
Number of shares issuable (in shares)																								0	0	0
OSA 2022-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares				€ 4.16
Outstanding at beginning of period (in shares)																								0
Issued (in shares)																								580,900
Exercised (in shares)																								0
Forfeited (in shares)																								(26,400)
Outstanding at end of period (in shares)																								554,500			0
Number of shares issuable (in shares)																								0	0	0
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																								410,512			446,500
Number of shares issued (in shares)																								300,039			362,515
Exercised (in shares)																								(50,000)			(393,750)
Forfeited (in shares)																								(6,805)			(4,753)
Outstanding, end of period (in shares)																								653,746			410,512
Number of shares issuable (in shares)																								653,746	653,746	653,746	410,512
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 0
Outstanding, beginning of period (in shares)																								0			372,000
Number of shares issued (in shares)										438,250																	0
Exercised (in shares)																								0			(369,250)
Forfeited (in shares)																								0			(2,750)
Outstanding, end of period (in shares)																								0			0
Number of shares issuable (in shares)																											0
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 0
Outstanding, beginning of period (in shares)																								50,000			50,000
Number of shares issued (in shares)								50,000																0			0
Exercised (in shares)																								(50,000)			0
Forfeited (in shares)																								0			0
Outstanding, end of period (in shares)																								0			50,000
Number of shares issuable (in shares)																								0	0	0	50,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares						€ 0
Outstanding, beginning of period (in shares)																								360,512			0
Number of shares issued (in shares)						362,515																		0			362,515
Exercised (in shares)																								0			0
Forfeited (in shares)																								(5,801)			(2,003)
Outstanding, end of period (in shares)																								354,711			360,512
Number of shares issuable (in shares)																								354,711	354,711	354,711	360,512
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares	€ 0
Outstanding, beginning of period (in shares)
Number of shares issued (in shares)	300,039		50,000																					300,039
Exercised (in shares)																										0
Forfeited (in shares)																								(1,004)		(1,004)
Outstanding, end of period (in shares)																								299,035		299,035
Number of shares issuable (in shares)																								299,035	299,035	299,035